Debt (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	May 15, 2027	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Apr. 30, 2025	Sep. 29, 2024
Short-Term Debt [Line Items]
Proceeds from notes payable			$ 1,717	$ 675
Accrued interest
Extinguishment of debt			58	283
Repayments of notes payable			1,266	32	1,215	1,749
Principal payments					$ 1,215	$ 1,749
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					20,196
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 8.202	$ 8.202	$ 13.90
Proceeds from Issuance of Warrants					$ 155
Remaining principal balance						$ 4,264
Carrying amount					3,934
Unamortized discount					$ 330
Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input						0
Minimum [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.10
Minimum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input						55.0
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input						4.7
Minimum [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term						1 year
Maximum [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 20.00
Maximum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input						55.6
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input						5.3
Maximum [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term						2 years
Two Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument fair value					$ 212
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Notes payable			4,200		3,934	$ 598
Proceeds from notes payable					5,317	1,198
Notes payable, noncurrent			880			200
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable						330
Proceeds from notes payable						450
Principal amount						495
Repayments of notes payable					330	$ 165
Maturity date, description						The notes bear no interest, are unsecured and matured at various dates through November 2024.
Notes payable, noncurrent			$ 1,039		$ 1,099	$ 1,082
Related Party [Member] | Two Promissory Notes [Member]
Short-Term Debt [Line Items]
Interest rate, percentage			7.00%		7.00%
Principal payments			$ 186	0	$ 244	854
Related Party [Member] | Two Promissory Notes [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Principal payments	$ 979
Related Party [Member] | One 7% Promissory Note [Member]
Short-Term Debt [Line Items]
Notes payable			$ 896
Interest rate, percentage			7.00%
Related Party [Member] | Other 7% Promissory Note [Member]
Short-Term Debt [Line Items]
Notes payable			$ 1,169
Interest rate, percentage			7.00%
Related Party [Member] | One Promissory Notes [Member]
Short-Term Debt [Line Items]
Interest rate, percentage			7.00%		7.00%
Notes payable, noncurrent					$ 1,099
Common Class A [Member]
Short-Term Debt [Line Items]
Extinguishment of debt					$ 300
Number of shares converted					79,868
Number of value					$ 661
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							68,276
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 180.00
Common Class A [Member] | Investor [Member] | Two Notes Payable [Member]
Short-Term Debt [Line Items]
Shares issued					34,375,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Accrued interest			$ 511	$ 545
Convertible Notes Payable [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Issuance of shares			68,789	63,180
Purchase and Sale Agreement [Member]
Short-Term Debt [Line Items]
Proceeds from borrowings		$ 480	$ 806
Proceeds from future receipts		710	1,966
Future receipts purchased, amount					$ 4,417
Net proceeds					2,430
Unaffiliated Investor [Member]
Short-Term Debt [Line Items]
Notes payable			1,100
Proceeds from notes payable			800
Principal amount			1,100
Officers and Directors [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable		200
Proceeds from borrowings		195
Increase in borrowings outstanding			112
Periodic payment		$ 282
Unrelated Parties [Member]
Short-Term Debt [Line Items]
Repayments of notes payable			$ 1,080	$ 32
Board of Directors Chairman [Member]
Short-Term Debt [Line Items]
Notes payable					2,791
Proceeds from notes payable					1,734
Unrelated Investors [Member] | Four Additional Notes Payable [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable					1,152
Principal amount					1,275
Periodic payment					$ 103
Maturity date, description					The notes mature at various dates from February 2025 to August 2026.
Principal payments					$ 550
Total principal and accrued interest					$ 616
Unrelated Investors [Member] | Four Additional Notes Payable [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate, percentage					7.00%
Unrelated Investors [Member] | Four Additional Notes Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate, percentage					12.00%
Unrelated Investors [Member] | 6 Promissory Notes [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable						1,198
Principal amount						1,069
Periodic payment						4
Maturity date, description					The notes mature at various dates through December 2024
Convertible notes payable						$ 200
Unrelated Investors [Member] | 6 Promissory Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate, percentage						6.00%
Unrelated Investors [Member] | 6 Promissory Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate, percentage						76.00%
Unrelated Investors [Member] | Common Class A [Member] | Four Additional Notes Payable [Member]
Short-Term Debt [Line Items]
Shares issued					150,000,000
Unrelated Investors [Member] | Common Class A [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Number of shares converted						3,004
Number of value						$ 206